Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]
Current assets:
Cash and cash equivalents	$ 306,927	$ 215,426	$ 316,603
Accounts receivable, net	381,622	401,958	414,083
Inventories, net	123,617	178,243	172,552
Deferred income taxes	0	23,270	30,112
Prepaid expenses and other	39,334	46,022	34,199
Assets of Disposal Group, Including Discontinued Operation	108,688	0
Total current assets	960,188	864,919	967,549
Net property, plant and equipment	413,311	545,347	271,063
Debt issuance costs, net	98,393	111,397	22,622
Deferred income taxes	22,086	18,322	17,151
Goodwill	3,471,907	3,497,532	1,328,881
Identifiable intangible assets, net	2,692,217	2,875,736	453,802
Other non-current assets	6,018	8,126	14,931
Total assets	7,664,120	7,921,379	3,075,999
Current liabilities:
Accounts payable	40,502	49,898	60,137
Accrued expenses and other	351,508	311,617	225,524
Current installments of long-term debt	23,464	23,491	169,500
Deferred Tax Liabilities, Current	1,086	0
Liabilities of Disposal Group, Including Discontinued Operation	18,339	0
Total current liabilities	434,899	385,006	455,161
Long-term debt, net of current installments and discount	4,630,818	4,639,728	935,290
Non-current tax liabilities	40,582	38,295	35,588
Deferred income taxes	1,109,544	1,253,344	163,386
Other non-current liabilities	38,139	11,562	3,495
Total liabilities	6,253,982	6,327,935	1,592,920
Equity:
General partner’s capital	0	0	0
Limited partners’ capital	1,417,566	1,599,285	0
Common stock; authorized 225,000 at 2010, issued and outstanding 71,996 at 2010		0	72
Preferred stock; authorized 50,000 at 2010; issued and outstanding 0 at 2010		0	0
Additional paid-in capital		0	852,152
Retained earnings		0	613,434
Accumulated other comprehensive income (loss), net	(7,428)	(5,841)	17,421
Total equity	1,410,138	1,593,444	1,483,079
Total liabilities and shareholders' equity	$ 7,664,120	$ 7,921,379	$ 3,075,999